Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts payable [Abstract]
Employees and payroll accruals	$ 45	$ 20
Accrued vacation	38	14
Other payables	71
Other accounts payable	$ 154	$ 34